Convertible Promissory Note (Details) - Convertible Notes $ / shares in Units, ¥ in Thousands, $ in Thousands	May 17, 2017 USD ($)	May 17, 2017 CNY (¥)	Feb. 16, 2017 USD ($) item $ / shares	Feb. 16, 2017 CNY (¥)
Convertible Promissory Note [Line Items]
Aggregate principal amount of notes			$ 48,000	¥ 312,624
Number of existing convertible redeemable preferred shareholder | item			1
Interest rate			15.00%	15.00%
Maturity period			90 days
Percentage of conversion price			97.00%
Expected proceeds from sale of securities, qualified financing value | $			$ 100,000
Percentage of conversion price discount not be applicable to preferred shares			3.00%
Conversion price | $ / shares			$ 2.751
Accrued interest paid	$ 1,800	¥ 12,389